Since Inception [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Putnam Retirement Advantage 2035 Fund | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	15.85%	17.85%	(15.51%)	14.36%	13.11%